Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2024
Warrant Liability [Abstract]
Schedule of Estimated the Fair Value of the Warrant Liability Using the Black-Scholes Option Pricing Model Using the Following Key Assumptions

The Company estimated the fair value of the warrant liability using the Black-Scholes option pricing model using the following key assumptions as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Volatility	383%	395%
Exercise price	$0.54	$0.54
Risk-free interest rate	1.37%	1.37%
Expected dividends	—%	—%
Expected term	6.1	7.1

Schedule of the Valuation of Financial Instruments

The following schedule summarizes the valuation of financial instruments at fair value in the balance sheets as of December 31, 2023 and 2022:

	Fair Value Measurements as of
	December 31, 2024			December 31, 2023
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Liabilities
Warrant liability	—	—	117,130	—	—	281,809
Total liabilities	$—	$—	$117,130	$—	$—	$281,809

Schedule of Fair Value of the Warrant Liabilities Classified

The following table sets forth a reconciliation of changes in the fair value of warrant liabilities classified as Level 3 in the fair value hierarchy:

Fair Value
Balance at December 31, 2022	$145,428
Loss on subsequent measurement	136,381
Balance at December 31, 2023	281,809
Gain on subsequent measurement	(164,679)
Balance at December 31, 2024	$117,130